Other receivables and prepayments, net	12 Months Ended
Dec. 31, 2018
Other receivables and prepayments, net
Other receivables and prepayments, net

6. Other receivables and prepayments, net

Components of other receivables and prepayments are as follows:

	As of December 31,
	2017	2018
	RMB	RMB
Deposits (Note a)	342,703	436,402
Cash advanced to staff	12,847	17,060
Loans to staff	30,702	20,900
VAT recoverable	791,156	770,949
Interest receivable	25,871	100,402
Advances to suppliers related to financing activities (Note b)	1,525,567	1,269,898
Advances to suppliers related to procurement activities	646,027	707,233
Prepaid expense	152,179	119,436
Others	190,241	192,064
Subtotal	3,717,293	3,634,344
Less: allowance for doubtful accounts	(43,097)	(39,608)
Total	3,674,196	3,594,736

Note:

(a)Deposits consist of amounts paid to vendors for advertising and rentals.

(b)The Group provides financing to some of its suppliers by advancing them cash, and holds portions of accounts payables the Group owed to them as pledges.

The movement of allowance for doubtful debts during the years are as follow:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Allowance for doubtful accounts:
Balance at beginning of the year	(11,884)	(23,418)	(43,097)
Provision for allowance during the year	(13,259)	(19,679)	(5,220)
Write-offs during the year	1,725	—	8,709
Balance at end of the year	(23,418)	(43,097)	(39,608)